Annual Operating Expenses - FidelityFreedomBlendFunds-K6ComboPRO - FidelityFreedomBlendFunds-K6ComboPRO - Fidelity Freedom Blend 2025 Fund - Fidelity Freedom Blend 2025 Fund - Class K6	May 30, 2023
Operating Expenses:
Management fee	0.25%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.25%	[1]

[1]	A Adjusted to reflect current fees.